Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net (loss) income	$ (777,657)	$ (838,228)	$ (1,593,795)	$ 109,208
Adjustments to reconcile net (loss) income to net cash from operations:
Depreciation and amortization	29,942	4,200	$ 27,009	1,380
Loss on write-off of property and equipment				3,569
Amortization of debt issuance costs and loan discount	91,905	69,020	$ 146,038	$ 1,362
Stock based compensation	75,000	$ 232,314
Shares issued for services			$ 244,814
Value of options issued to employees	433
Changes in operating assets and liabilities:
Accounts receivable	(116,065)	$ (81,547)	$ (71,923)	$ 80,759
Royalties receivable	9,587	$ 18,133	(19,367)	$ (55,633)
Prepaid expenses	127,337		(33,572)
Inventory	(84,160)	$ (125,127)	31,179	$ (176,853)
Deposits			(22,967)	602
Accounts payable	158,044	239,545	314,919	(34,090)
Accrued expenses			5,000	(37,501)
Payroll taxes payable			$ 178,155	$ (343,700)
Accrued expenses and interest	(1,036)	71,151
Customer deposits	51,633	268,161	$ 117,218	$ (106,496)
Net cash used in operating activities	(435,037)	(142,378)	(677,292)	$ (557,393)
Cash flows from investing activities
Acquisition of intangible assets	(8,999)	(3,596)	(11,896)
Purchase of property and equipment	(1,511)	(33,634)	(53,839)	$ (357)
Net cash used in investing activities	(10,510)	$ (37,230)	(65,735)	$ (357)
Cash flows from financing activities
Related party payable			$ (40,311)
Related party receivable				$ (100,000)
Proceeds from note payable - related party				100,000
Payments on note payable - related party				500,000
Debt issuance costs			$ (25,969)	(123,663)
Payoff of line of credit	(19,224)
Proceeds from line of credit	53,421
Proceeds from increase in PIMCO note payable	500,000		500,000	1,500,000
Net cash provided by financing activities	534,197		433,720	876,337
Net increase (decrease) in cash	88,650	$ (179,608)	(309,307)	318,587
Cash at beginning of period	51,016	360,323	360,323	41,736
Cash at end of period	139,666	180,715	51,016	360,323
Supplemental cash flow information:
Cash paid for interest	103,305	$ 65,233	145,345	$ 28,677
Non-cash investing and financing activities:
Issuance of common shares for Asset Purchase			$ 55,000
Value of marketable securities received as license fees				$ 114,190
Value of common shares issued as a loan fee	$ 50,000
Distribution		$ 100,000	$ 100,000
Issuance of common shares for vendor credits			$ 300,000
Issuance of common stock in exchange for LLC interests		$ 400
Loss on value of marketable securities				$ (114,190)
Issuance of warrants				$ 377,480